Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Subsequent to December 31, 2020, Korea Hydro & Nuclear Power Co., Ltd., Korea South-East Power Co., Ltd., Korea Midland Power Co., Ltd., Korea Western Power Co., Ltd. and Korea Southern Power Co., Ltd. issued corporate bonds and global bond for operation, repayment of debts and investing in green new deal projects as follows:

Company	Type	Issue date	Maturity	Interest rate	Amount
	In millions of won and thousands of USD
Korea Hydro & Nuclear Power Co., Ltd.	Unsecured corporate bond (Global bond)	2021.04.27	2026.04.27	1.25%	USD 500,000
Korea South-East Power Co., Ltd.	Corporate bond	2021.01.26	2031.01.26	1.90%	KRW 180,000
	Corporate bond	2021.01.26	2041.01.26	1.97%	KRW 90,000
	Corporate bond	2021.01.26	2051.01.26	1.96%	KRW 30,000
	Corporate bond	2021.04.08	2026.04.08	1.82%	KRW 140,000
	Corporate bond	2021.04.08	2028.04.08	1.99%	KRW 50,000
Korea Midland Power Co., Ltd.	Corporate bond	2021.04.02	2024.04.02	1.45%	KRW 90,000
	Corporate bond	2021.04.21	2026.04.21	1.85%	KRW 190,000
Korea Western Power Co., Ltd.	Corporate bond	2021.04.29	2024.04.29	1.39%	KRW 60,000
	Corporate bond	2021.04.29	2026.04.29	1.87%	KRW 150,000
	Corporate bond	2021.04.29	2031.04.29	2.18%	KRW 20,000
Korea Southern Power Co., Ltd.	Unsecured corporate bond (Global bond 21)	2021.01.27	2026.01.27	0.75%	USD 450,000
	Corporate bond	2021.04.14	2022.04.14	0.86%	KRW 150,000
	Corporate bond	2021.04.14	2023.04.14	1.14%	KRW 70,000